Annual Total Returns[BarChart] - Small-Cap ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.03%)	14.29%	36.77%	2.82%	(6.33%)	19.72%	12.05%	(12.98%)	23.05%	16.22%